Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 224
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

SUPPLEMENTAL SCHEDULE
ENVIRI CORPORATION SAVINGS PLAN
SCHEDULE H, LINE 4(i) - FORM 5500
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EMPLOYER IDENTIFICATION NUMBER - 23-1483991
THREE-DIGIT PLAN NUMBER - 224
AS OF DECEMBER 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment, including maturity date, rate of interest, collateral and par or maturity value	(d) Cost	(e) Current value in thousands
*	Investments in Master Trust	Master trust	**	$3,372

	Allspring Government Money Market Fund	Mutual fund	**	3,221
	BlackRock Total Return Fund	Mutual fund	**	379
	Dodge & Cox Stock Fund	Mutual fund	**	2,723
	DWS RREEF Real Assets Fund	Mutual fund	**	5
	EuroPacific Growth Fund	Mutual fund	**	1,704
	JPMorgan Large Cap Growth Fund	Mutual fund	**	347
	Loomis Sayles Global Bond Fund	Mutual fund	**	16
	New York Life Investments Winslow Large Cap Growth Fund	Mutual fund	**	9,588
	MFS Mid Cap Growth Fund	Mutual fund	**	361
	Neuberger Berman Genesis Fund	Mutual fund	**	1,086
*	Principal Investors Fund Inc - Real Estate Securities Fund	Mutual fund	**	536
	T Rowe Price Retirement 2005 Fund	Mutual fund	**	444
	T Rowe Price Retirement 2010 Fund	Mutual fund	**	225
	T Rowe Price Retirement 2015 Fund	Mutual fund	**	289
	T Rowe Price Retirement 2020 Fund	Mutual fund	**	1,856
	T Rowe Price Retirement 2025 Fund	Mutual fund	**	7,840
	T Rowe Price Retirement 2030 Fund	Mutual fund	**	6,959
	T Rowe Price Retirement 2035 Fund	Mutual fund	**	11,116
	T Rowe Price Retirement 2040 Fund	Mutual fund	**	7,181
	T Rowe Price Retirement 2045 Fund	Mutual fund	**	5,614
	T Rowe Price Retirement 2050 Fund	Mutual fund	**	4,679
	T Rowe Price Retirement 2055 Fund	Mutual fund	**	6,709
	T Rowe Price Retirement 2060 Fund	Mutual fund	**	2,715
	T Rowe Price Retirement 2065 Fund	Mutual fund	**	2,336
	T Rowe Price Retirement 2070 Fund	Mutual fund	**	16
	Vanguard Extended Market Index Fund	Mutual fund	**	171
	Vanguard Inflation-Protected Securities Fund	Mutual fund	**	180
	Vanguard Institutional Index Fund	Mutual fund	**	8,624
	Vanguard Mid-Cap Value Index Fund/Open-end Fund	Mutual fund	**	360
	Vanguard Total Bond Market Index Fund	Mutual fund	**	682
	Vanguard Total International Stock Index Fund	Mutual fund	**	156
	Total mutual funds			88,118
*	Notes receivable from participants - Interest at 4.25% to 9.50%, fully secured by vested benefits, due 2026 to 2040	Participant loans		2,399
				$93,889

* Party in interest.
** Cost information is not presented because investments are participant directed.